UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

DECEMBER 31, 2010

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

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TAX-FREE INCOME

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

State Update and Municipal Bond Market Overview

California’s historically robust economy, the eighth largest in the world, faced severe headwinds during the reporting period. The state weathered tax revenue declines, more than half of which were from personal income taxes. In addition, state lawmakers struggled to pass a budget, setting a record for the longest budget impasse in California history. High unemployment compounded state budget problems as well and placed pressure on California’s weak housing market marred by high foreclosures and falling values. As of December, unemployment stood at 12.5%, three percentage points above the 9.4% national median.1 However, the pace of job losses appeared to slow during the reporting period, notably with steady employment growth in the computer systems and design industry.

California’s budget impasse was a major challenge for the state as local governments and school districts braved deep cuts to bridge a $19 billion budget shortfall for 2011.2 The temporarily balanced 2011 budget, enacted three months late in October, relied heavily on one-time measures, payment deferrals, optimistic revenue assumptions and receipt of additional federal aid that might not come through. Also, voter-authorized propositions from the November midterm elections further lowered the state’s flexibility in budgeting and revenue raising. By December, a $28 billion budget gap was projected for the following 18 months, and newly elected Governor Jerry Brown proposed an ambitious budget agreement timeline and $12.5 billion in spending cuts.3

Given the size of California’s budget, the state’s tax-supported debt was moderate at $2,362 per capita or 5.6% of personal income, compared with the $936 and 2.5% national medians.4 However, because California is implementing a long-term strategic plan with voter-authorized projects geared toward supporting ongoing economic growth, its debt burden is likely to increase in the next few years. Independent credit rating agency Moody’s Investors Service maintained its A rating of California’s general obligation bonds with a stable outlook.5 The rating and outlook reflected the difficult budgetary environment the state faced.

1. Source: Bureau of Labor Statistics.

2. Source: Moody’s Investors Service, “High Profile New Issue, California (State of),” 11/16/10.

3. Source: www.latimes.com, “Brown wants to fast-track budget agreement within 60 days,” 12/15/10; “Brown proposes deep cuts to higher ed, most state programs, coupled with 5-year tax extension,” 1/10/11.

4. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

5. This does not indicate Moody’s rating of the Fund.

4 | Semiannual Report

For the six months ended December 31, 2010, the municipal bond market posted a slight decline, considering a very challenging market beginning in November. As measured by Barclays Capital (BC) Municipal Bond indexes, which track investment-grade municipal securities, municipal bonds had a -0.90% return for the period under review.6 In comparison during the same period, Treasuries returned +0.01%, according to the BC U.S. Treasury Index, which comprises U.S. Treasury securities.6

For the first four months of the reporting period municipal bond performance was robust, supported by strong investor demand and generally low interest rates resulting in part from the Federal Reserve Board’s (Fed’s) accommodative stance. The market also benefited from lower-than-normal tax-exempt issuance due to the Build America Bonds (BAB) program. The BAB program allowed municipal issuers to sell their bonds in the taxable market and take advantage of a 35% federal government subsidy for all coupon payments made on those municipal bonds. Such taxable bonds, however, are not part of the Funds’ tax-free portfolios. This subsidy enabled municipalities to borrow at significantly lower net yields than they could otherwise obtain in the traditional tax-exempt municipal bond market, which dramatically reduced the supply of new tax-exempt bonds. Of the $433 billion in issuance for the year 2010, $275 billion, or 64%, was in the form of tax-exempt municipal bonds.7 For the year 2008 (prior to the BAB program), municipal issuance totaled $390 billion, with $341 billion, or 88%, in the form of tax-exempt municipal bonds.7

November and December were challenging for fixed income markets as they pulled back sharply after the Fed announced its intention to implement a second round of quantitative easing (QE2) with a $600 billion bond buying program. Municipal bonds fell 3.90% in November and December, while U.S. Treasuries dipped only 2.49%.6 Initially, markets seemed dissatisfied that the Fed indicated it would target bonds with maturities of 10 years or less, which contributed to a sell-off in bonds with maturities longer than 10 years. Secondly, some observers felt QE2 was unnecessary and might even ignite inflation, which contributed to weakness in shorter term bonds. The municipal bond market pulled back as yields generally rose. This was exacerbated as market concerns led to investor redemptions, forcing further sell-offs. According to the Investment Company Institute, cash flows during the reporting period first turned negative the week of November 10 and worsened in following weeks. A third factor affecting November’s performance related to the BAB program. For most of the

6. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

7. Source: Thomson Reuters.

Semiannual Report | 5

year, markets had expected the BAB program to be extended beyond 2010, and they began to anticipate a larger-than-normal supply of municipal bonds going into year-end. This belief waned, however, as Republicans took over the majority of the House of Representatives and in an existing bill did not include language that would continue the program. Lastly, in December Congress enacted an extension of tax cuts for all Americans, which further reduced demand for tax-exempt municipal bonds.

Although the municipal bond market experienced recent, short-term volatility, we maintained a long-term perspective. In our view, the pullback in yields provided us opportunities to buy high-quality, essential use revenue and general obligation bonds at levels that may enhance the Funds’ income-earning potential.

The foregoing information reflects our analysis and opinions as of December 31, 2010. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

6 | Semiannual Report

Franklin California Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in insured municipal securities that pay interest free from such taxes.1, 2

Credit Quality Breakdown*
Franklin California Insured Tax-Free Income Fund
Based on Total Long-Term Investments as of 12/31/10**

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency, and Fitch is the tertiary rating agency. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

This semiannual report for Franklin California Insured Tax-Free Income Fund covers the period ended December 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 31.

Semiannual Report | 7

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.07 on June 30, 2010, to $11.52 on December 31, 2010. The Fund’s Class A shares paid dividends totaling 27.61 cents per share for the same period.3 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.48%, based on an annualization of the current 4.49 cent per share dividend and the maximum offering price of $12.03 on December 31, 2010. An investor in the 2010 maximum combined effective federal and California personal income tax bracket of 41.21% would need to earn a distribution rate of 7.62% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. During the period under review, renewed investor interest in municipal bonds and limited new-issue supply tended to reduce the Fund’s income, which caused dividends to decline slightly.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest during different interest rate environments, our portfolio becomes

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Semiannual Report

progressively more diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. The combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve favored the use of longer term bonds. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*Does not include short-term investments and other net assets.

Semiannual Report | 9

Performance Summary as of 12/31/10

Franklin California Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Because municipal bonds are particularly sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 12/31/10.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/28/10 for the maximum combined effective federal and California personal income tax rate of 41.21%, based on the federal income tax rate of 35.00%.

5. The 30-day standardized yield for the 30 days ended 12/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/30/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.70% and +5.67%.

12 | Semiannual Report

Your Fund’s Expenses

Franklin California Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; B: 1.14%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin California Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years.

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency, and Fitch is the tertiary rating agency. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

This semiannual report for Franklin California Intermediate-Term Tax-Free Income Fund covers the period ended December 31, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 46.

Semiannual Report | 15

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.42 on June 30, 2010, to $11.15 on December 31, 2010. The Fund’s Class A shares paid dividends totaling 22.12 cents per share for the same period.2 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.79%, based on an annualization of the current 3.60 cent per share dividend and the maximum offering price of $11.41 on December 31, 2010. An investor in the 2010 maximum combined effective federal and California personal income tax bracket of 41.21% would need to earn a distribution rate of 6.45% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. During the period under review, renewed investor interest in municipal bonds and limited new-issue supply tended to reduce the Fund’s income, which caused dividends to decline slightly.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest during different interest rate environments, our portfolio becomes

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

16 | Semiannual Report

progressively more diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 3 to 10 years. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Breakdown

Franklin California Intermediate-Term Tax-Free Income Fund 12/31/10

Performance Summary as of 12/31/10

Franklin California Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 12/31/10.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/28/10 for the maximum combined effective federal and California personal income tax rate of 41.21%, based on the federal income tax rate of 35.00%.

5. The 30-day standardized yield for the 30 days ended 12/31/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/30/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.09% and +6.70%.

20 | Semiannual Report

Your Fund’s Expenses

Franklin California Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin California Tax-Exempt Money Fund

Your Fund’s Goal and Main Investments: Franklin California Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital and liquidity.1 The Fund’s portfolio invests at least 80% of its total assets in securities that pay interest free from such taxes. The Fund tries to maintain a stable $1.00 share price.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

An investment in the Fund is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This semiannual report for Franklin California Tax-Exempt Money Fund covers the period ended December 31, 2010.

Performance Overview

In an effort to promote continued economic recovery, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the six-month period under review, which affected money market portfolio yields. As a result, Franklin California Tax-Exempt Money Fund’s seven-day effective yield was unchanged at 0.00% from June 30, 2010, to December 31, 2010.

Investment Strategy

We invest at least 80% of the Fund’s total assets in high-quality, short-term municipal securities whose interest is free from federal and California state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less.

Manager’s Discussion

During the six months under review, short-term municipal bond yields remained relatively low, as the Fed kept both the federal funds target rate (0% to 0.25%)

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 56.

Semiannual Report | 23

Performance Summary

Franklin California Tax-Exempt Money Fund

1. Seven-day effective yield assumes the compounding of daily dividends, if any.

2. Taxable equivalent yield assumes the published rates as of 12/28/10 for the maximum combined effective federal and California personal income tax rate of 41.21%, based on the federal income tax rate of 35.00%.

3. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown. In efforts to prevent a negative yield, the Fund administrator, investment manager and/or transfer agent have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the Fund administrator, investment manager and/or transfer agent at any time. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized and effective yields are for the seven-day period ended 12/31/10. The Fund’s average weighted life and average weighted maturity were each 13 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

and the discount rate (0.75%) unchanged. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin California Tax-Exempt Money Fund, also stayed at low levels. The rate ranged from a low of 0.25% in the beginning of October to a high of 0.34% in December and ended the period at 0.34%, matching its period high.2 During the reporting period, issuance of variable rate demand notes (VRDNs) was extremely low compared to recent years, and demand for well-structured VRDNs supported low rates. Franklin California Tax-Exempt Money Fund continued to be very selective in purchasing high-quality securities. In this environment, the Fund’s yield remained at 0.00% for the reporting period. During the period under review, the Fund participated in several issues including Roseville Joint Union High School District tax and revenue anticipation notes, and California Education Facilities Authority Revenue for Stanford University and Metropolitan Water District of Southern California Water Revenue VRDNs.

Thank you for your continued participation in Franklin California Tax-Exempt Money Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: Thomson Financial.

24 | Semiannual Report

Your Fund’s Expenses

Franklin California Tax-Exempt Money Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 25

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent annualized six-month expense ratio of 0.26%, net of voluntary expense waivers, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

26 | Semiannual Report

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Insured Tax-Free Income Fund

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Franklin California Tax-Free Trust

Financial Highlights (continued)

Franklin California Insured Tax-Free Income Fund

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Financial Highlights (continued)

Franklin California Insured Tax-Free Income Fund

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin California Tax-Free Trust

Financial Highlights (continued)

Franklin California Insured Tax-Free Income Fund

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.6%		
California 97.6%		
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38	$ 9,000,000	$ 8,221,680
ABAG Finance Authority for Nonprofit Corps. COP,		
Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24	1,950,000	1,956,123
Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30	3,005,000	2,860,580
Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24	5,000,000	5,012,500
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Casa De Las Campanas, California Mortgage Insured, 6.00%, 9/01/37	11,000,000	10,671,980
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	8,220,611
Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage Insured, 5.375%, 11/15/25	5,145,000	5,145,463
Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26	2,750,000	2,752,668
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero cpn., 8/01/25	9,045,000	4,392,433
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to 10/01/12,		
5.25% thereafter, 10/01/21	64,660,000	53,704,010
5.45% thereafter, 10/01/25	25,000,000	19,430,750
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/27	3,035,000	992,506
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,		
8/01/32	3,355,000	757,324
8/01/33	3,610,000	750,700
2/01/34	3,345,000	667,328
Alum Rock Union Elementary School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/33	12,595,000	12,229,493
Alvord USD, GO, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	8,479,906
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29	5,000,000	4,648,000
Antelope Valley UHSD, GO, Series A, NATL Insured, 5.00%, 2/01/27	5,000,000	5,040,600
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,051,343
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34	4,315,000	3,695,668
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	1,888,686
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	9,471,700
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	9,951,054
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,051,280
Baldwin Park USD, GO,		
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,077,133
Election of 2006, AGMC Insured, 5.00%, 8/01/31	5,440,000	5,250,035
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/02/32	3,790,000	3,823,352
Buckeye USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	10,705,000	10,765,376
California Community College Financing Authority Lease Revenue,		
Grossmont Palomar and Shasta, Series A, NATL Insured, 5.125%, 4/01/31	3,030,000	2,846,291
Sequoias and Kern, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,137,495
Sequoias and Kern, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,126,075

Semiannual Report | 31

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

32 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

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Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

34 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

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Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

36 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

Semiannual Report | 37

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

38 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

Semiannual Report | 39

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

40 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

Semiannual Report | 41

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Intermediate-Term Tax-Free Income Fund

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin California Tax-Free Trust

Financial Highlights (continued)

Franklin California Intermediate-Term Tax-Free Income Fund

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Financial Highlights (continued)

Franklin California Intermediate-Term Tax-Free Income Fund

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.6%		
California 93.2%		
ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15	$ 2,200,000	$ 2,201,496
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	1,942,220
San Diego Hospital Assn., Series C, 5.125%, 3/01/18	2,490,000	2,526,379
San Diego Hospital Assn., Series C, 5.25%, 3/01/19	2,315,000	2,349,077
ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14	875,000	893,655
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17	10,000,000	6,908,000
Alameda-Contra Costa Transit District COP, Refunding, AMBAC Insured, 4.375%, 8/01/14	1,330,000	1,344,138
Antelope Valley UHSD, GO, Series A, NATL Insured,		
4.50%, 8/01/13	1,230,000	1,304,095
4.625%, 8/01/14	1,250,000	1,317,838
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	2,104,125
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	2,486,975
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE, FGIC Insured, 5.00%, 11/01/21	1,080,000	1,108,436
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F, 5.00%, 4/01/24	3,000,000	3,090,270
Burbank Electric Revenue, NATL Insured, 4.00%,		
6/01/11	1,000,000	1,012,960
6/01/12	1,000,000	1,041,620
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured,		
4.00%, 8/01/12	2,500,000	2,569,000
zero cpn., 8/01/15	4,600,000	3,974,906
zero cpn., 8/01/16	4,670,000	3,815,437
Burbank Water and Power Electric Revenue, Refunding, NATL Insured, 4.00%, 6/01/11	2,080,000	2,084,181
California Educational Facilities Authority Revenue, Stanford University, Refunding, Series R, 4.00%, 11/01/11	1,000,000	1,028,340
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series K, 5.125%, 7/01/22	20,000,000	20,332,200
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,091,060
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/11	1,480,000	1,480,000
Paradise Valley Estates, Refunding, California Mortgage Insured, 4.375%, 1/01/12	1,000,000	1,023,630
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13	1,815,000	1,920,651
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14	1,635,000	1,715,769
Providence Health and Services, Series C, 5.75%, 10/01/19	1,440,000	1,692,043
Providence Health and Services, Series C, 6.00%, 10/01/20	1,500,000	1,704,285
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	4,667,482
The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12	1,350,000	1,383,035
The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13	1,200,000	1,234,812
California Municipal Finance Authority COP, Community Hospitals of Central California,		
5.00%, 2/01/18	4,390,000	4,257,641
5.00%, 2/01/19	3,860,000	3,672,558
5.00%, 2/01/20	1,600,000	1,507,376
5.00%, 2/01/21	1,600,000	1,494,048

46 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

Semiannual Report | 47

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

48 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

Semiannual Report | 49

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

50 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

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Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

52 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

Semiannual Report | 53

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

See Abbreviations on page 74.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

54 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Trust

Financial Highlights

Franklin California Tax-Exempt Money Fund

Class A	Six Months Ended December 31, 2010 (unaudited)	Year Ended June 30, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations - net investment income (loss)	—	(—)[a]	0.006	0.024	0.029	0.023
Less distributions from net investment income	—	—	(0.006)	(0.024)	(0.029)	(0.023)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[b]	—%	—%	0.57%	2.43%	2.97%	2.33%
Ratios to average net assets[c]						
Expenses before waiver and payments by affiliates	0.54%	0.54%	0.57%	0.54%	0.55%	0.55%
Expenses net of waiver and payments by affiliates	0.26%	0.24%	0.46%	0.54%	0.55%	0.55%
Net investment income	—%	(—)%[d]	0.61%	2.37%	2.94%	2.30%
Supplemental data						
Net assets, end of period (000's)	$662,652	$630,453	$570,026	$709,264	$658,903	$610,593

[a]Amount rounds to less than $0.001 per share.

[b]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[c]Ratios are annualized for periods less than one year.

[d]Rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 55

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Investments 100.0%		
Municipal Bonds 100.0%		
California 100.0%		
California Education Notes Program Note Participations Revenue, Series A, 2.00%, 7/01/11	$10,000,000	$ 10,075,200
[a]California Educational Facilities Authority Revenue,		
California Institute of Technology, Series B, Weekly VRDN and Put, 0.29%, 10/01/36	23,600,000	23,600,000
Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.28%, 10/01/22	3,300,000	3,300,000
Stanford University, Refunding, Series L-2, Weekly VRDN and Put, 0.28%, 10/01/14	5,800,000	5,800,000
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.28%, 10/01/15	5,040,000	5,040,000
Stanford University, Refunding, Series L-4, Weekly VRDN and Put, 0.28%, 10/01/16	1,175,000	1,175,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.28%, 10/01/17	8,900,000	8,900,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.35%, 10/01/36	1,100,000	1,100,000
[a]California Health Facilities Financing Authority Revenue, Adventist Health System West, Series A, Weekly VRDN and Put, 0.28%, 8/01/21	7,200,000	7,200,000
[a]California HFAR,		
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.31%, 4/01/43	6,325,000	6,325,000
MFH, Refunding, Series B, Weekly VRDN and Put, 0.30%, 2/01/35	2,600,000	2,600,000
MFH, Series B, Weekly VRDN and Put, 0.30%, 2/01/31	1,900,000	1,900,000
MFH III, Refunding, Series F, Weekly VRDN and Put, 0.29%, 2/01/32	6,285,000	6,285,000
MFH III, Series D, Weekly VRDN and Put, 0.30%, 2/01/31	9,100,000	9,100,000
[a]California Infrastructure and Economic Development Bank Revenue,		
American National Red Cross, Refunding, Weekly VRDN and Put, 0.30%, 9/01/34	5,000,000	5,000,000
California Academy of Sciences, Refunding, Series A, Daily VRDN and Put, 0.26%, 9/01/38	12,700,000	12,700,000
California Academy, Refunding, Series C, Daily VRDN and Put, 0.26%, 9/01/38	3,900,000	3,900,000
Contemporary Jewish Museum, Daily VRDN and Put, 0.34%, 12/01/36	11,270,000	11,270,000
J. Paul Getty Trust, Refunding, Series B, Daily VRDN and Put, 0.23%, 10/01/23	6,885,000	6,885,000
J. Paul Getty Trust, Refunding, Series D, Daily VRDN and Put, 0.23%, 4/01/33	21,325,000	21,325,000
Orange County Performing Arts Center, Series B, Weekly VRDN and Put, 0.28%, 7/01/34	9,500,000	9,500,000
Pacific Gas and Electric Co., Refunding, Series A, Daily VRDN and Put, 0.29%, 11/01/26	7,300,000	7,300,000
[a]California Municipal Finance Authority Revenue, Westmont College, Series A, Weekly VRDN and Put, 0.34%, 1/01/40	5,000,000	5,000,000
[a]California PCFA, PCR, Pacific Gas and Electric Co., Refunding,		
Series C, Daily VRDN and Put, 0.29%, 11/01/26	14,300,000	14,300,000
Series F, Daily VRDN and Put, 0.26%, 11/01/26	3,900,000	3,900,000
[a]California State Economic Recovery GO,		
Refunding, Series C-1, Daily VRDN and Put, 0.30%, 7/01/23	12,450,000	12,450,000
Series C-2, Daily VRDN and Put, 0.27%, 7/01/23	4,550,000	4,550,000
Series C-4, Daily VRDN and Put, 0.26%, 7/01/23	200,000	200,000
Series C-11, Weekly VRDN and Put, 0.30%, 7/01/23	10,500,000	10,500,000
[a]California State GO,		
Floating, Series A-2, Daily VRDN and PUT, 0.29%, 5/01/33	5,100,000	5,100,000
Kindergarten, Series A3, Daily VRDN and Put, 0.30%, 5/01/34	17,000,000	17,000,000
Kindergarten, Series A5, Daily VRDN and Put, 0.31%, 5/01/34	5,680,000	5,680,000
Kindergarten, Series B1, Daily VRDN and Put, 0.28%, 5/01/34	4,600,000	4,600,000
Kindergarten, Series B3, Daily VRDN and Put, 0.25%, 5/01/34	300,000	300,000
Refunding, Series A, Sub Series A2-2, Weekly VRDN and Put, 0.31%, 5/01/40	8,400,000	8,400,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.31%, 5/01/40	5,000,000	5,000,000

56 | Semiannual Report

Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

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Franklin California Tax-Free Trust

Statement of Investments, December 31, 2010 (unaudited) (continued)

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60 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

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62 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

64 | Semiannual Report

Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund’s application of those tax rules is subject to its understanding. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of December 31, 2010, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. Each fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Franklin California Tax-Exempt Money Fund’s shares were at $1.00 per share. Transactions in the Funds’ shares were as follows:

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and the Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class of the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the funds’ Class A reimbursement distribution plans, the funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

For the period ended December 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

In efforts to prevent a negative yield for the Franklin California Tax-Exempt Money Fund, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the fund and if necessary, make a capital infusion into the fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the fund will be able to avoid a negative yield.

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2010, the capital loss carryforwards were as follows:

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2010, the Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund deferred realized capital losses of $2,896,238 and $2,002,618, respectively.

At December 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2010, were as follows:

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the funds shall, in addition to interest charged on any borrowings made by the funds and other costs incurred by the funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended December 31, 2010, the funds did not use the Global Credit Facility.

Effective January 21, 2011, the Borrowers renewed the Global Credit Facility for a total of $750 million, maturing January 20, 2012.

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Notes to Financial Statements (unaudited) (continued)

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2010, all of the Funds’ investments in securities carried at fair value were in Level 2 inputs.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Franklin California Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

Abbreviations

Franklin California Tax-Free Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 75

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Semiannual Report and Shareholder Letter

FRANKLIN CALIFORNIA TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

CAT S 02/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.